Investment Objectives and Goals - JLens 500 Jewish Advocacy U.S. ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	JLens 500 Jewish Advocacy U.S. ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) seeks to track the total return, before fees and expenses, of the JLens 500 Jewish Advocacy U.S. Index (the “Index”).